5 Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Total		R$ 13,862,852	R$ 6,803,880	R$ 5,547,637	R$ 3,775,093
Domestic market [member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash		111,278	13,495
Cash equivalents		8,271,312	1,963,185
Foreign market [member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash	[1]	1,835,685	2,289,736
Cash equivalents	[1]	R$ 3,644,577	R$ 2,537,464

[1]	On December 31, 2020, it includes cash of R$284,856 and R$619,577 of cash equivalents (R$598,591 of cash and R$418,644 of cash equivalents on December 31, 2019) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.